Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses related to intangible assets	¥ 274,019	¥ 324,236	¥ 317,795
Estimated amortization expenses for 2024	197,141
Estimated amortization expenses for 2025	62,836
Estimated amortization expenses for 2026	3,114
Estimated amortization expenses for 2027	3,114
Estimated amortization expenses for 2028 and thereafter	¥ 4,426
Intangible assets impairment losses		¥ 206,925
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Investment Owned, Fair Value